PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT & EQUIPMENT
PROPERTY, PLANT & EQUIPMENT

4. PROPERTY, PLANT & EQUIPMENT

Property, plant & equipment consisted of the following as of December 31:

	2023	2022

Office and laboratory equipment	$1,661,316	$797,278
Computer software	4,000	4,000
Leasehold improvements	309,897	309,897
Total fixed assets	1,975,213	1,111,175
Less– accumulated depreciation and amortization	(884,909)	(692,534)
Property, plant & equipment, net	$1,090,304	$418,641

For the years ended December 31, 2023 and 2022, the Company recorded approximately $192,000 and $148,000 of depreciation and amortization expense, respectively.